AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2024

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 298	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 300	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 17, 2024 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 298 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 17, 2024 as the new effective date for Post-Effective Amendment No. 297 to the Trust’s Registration Statement, which was filed on December 22, 2023 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Bloomberg Analyst Rating Improvers ETF (formerly, Invesco Raymond James SB-1 Equity ETF), a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 297 to the Trust’s Registration Statement, which was filed on December 22, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of February, 2024.

Invesco Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Brian Hartigan	President	February 16, 2024
Brian Hartigan

/s/ Kelli Gallegos	Treasurer	February 16, 2024
Kelli Gallegos

/s/ Adam Henkel	Secretary	February 16, 2024
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	February 16, 2024
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 16, 2024
Todd J. Barre

*/s/ Edmund P. Giambastiani, Jr.	Trustee	February 16, 2024
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	February 16, 2024
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	February 16, 2024
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 16, 2024
Yung Bong Lim

*/s/ Joanne Pace	Trustee	February 16, 2024
Joanne Pace

*/s/ Gary R. Wicker	Trustee	February 16, 2024
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 16, 2024
Donald H. Wilson

*By: /s/ Adam Henkel		February 16, 2024
Adam Henkel
Attorney-In-Fact

* Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement and incorporated by reference herein.

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